Consolidated Statement of Income ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨) ₨ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares		Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2018 INR (₨) ₨ / shares shares
Profit or loss [abstract]
Revenues	₨ 610,232	$ 8,094		₨ 585,845	₨ 544,871
Cost of revenues	(436,085)	(5,784)		(413,033)	(385,575)
Gross profit	174,147	2,310		172,812	159,296
Selling and marketing expenses	(42,907)	(569)		(44,510)	(42,349)
General and administrative expenses	(29,823)	(396)		(35,951)	(34,141)
Foreign exchange gains/(losses), net	3,169	42		3,215	1,488
Other operating income	1,144	15		4,344
Results from operating activities	105,730	1,402		99,910	84,294
Finance expenses	(7,328)	(97)		(7,375)	(5,830)
Finance and other income	24,081	319		22,923	23,999
Share of net profit /(loss) of associates accounted for using the equity method	29		[1]	(43)	11
Profit before tax	122,512	1,624		115,415	102,474
Income tax expense	(24,799)	(329)		(25,242)	(22,390)
Profit for the year	97,713	1,295		90,173	80,084
Profit attributable to:
Equity holders of the Company	97,218	1,288		90,031	80,081
Non-controlling interest	495	7		142	3
Profit for the year	₨ 97,713	$ 1,295		₨ 90,173	₨ 80,084
Earnings per equity share: Attributable to equity shareholders of the Company
Basic | (per share)	₨ 16.67	$ 0.22		₨ 14.99	₨ 12.64
Diluted | (per share)	₨ 16.62	$ 0.22		₨ 14.95	₨ 12.62
Weighted average number of equity shares used in computing earnings per equity share
Basic	5,833,384,018	5,833,384,018		6,007,376,837	6,333,391,200
Diluted	5,847,823,239	5,847,823,239		6,022,304,367	6,344,482,633

[1]	Value is less than 1